Cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Current restricted cash [Abstract]
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	₨ 792,035		₨ 400,971		₨ 332,605
Total restricted cash	792,035	$ 10,448	400,971		332,605
Cash [abstract]
Cash and bank balances	3,781,978	49,889	5,101,083		2,318,480
Total cash (a+b)	4,574,013		5,502,054		2,651,085
Bank overdraft used for cash management purposes	(371,995)	(4,907)	(123,666)		(1,235,794)
Cash and cash equivalents for the statement of cash flows	₨ 4,202,018	$ 55,430	₨ 5,378,388	$ 70,948	₨ 1,415,291	₨ 694,771